Condensed Financial Information of the Parent Company - Additional Information (Detail) - Parent Company [Member] - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Condensed Balance Sheet Statements, Captions [Line Items]
Investments In Subsidiary Gross Reductions	¥ 0	¥ 0
Cash Dividends Paid to Parent	¥ 0